Goodwill (FY) (Tables)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Goodwill [Abstract]
Goodwill Measured at Fair Value on Acquisition
Goodwill is initially measured at fair value on the date of an acquisition and consisted of the following:

Goodwill
($ in thousands)
Balance as of September 30, 2017	$81,925
Goodwill acquired during the year	14,255
Balance as of September 30, 2018	$96,180
Goodwill acquired during the year	16,879
Balance as of September 30, 2019	$113,059